S000006325 [Member] Investment Objectives and Goals - TCW Concentrated Large Cap Growth Fund	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	TCW Concentrated Large Cap Growth Fund (Formerly, TCW Select Equities Fund)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek to provide long-term capital appreciation.